Risk information - Foreign currency position (Details) - Currency risk kr in Millions	Dec. 31, 2020 SEK (kr) $ / kr ฿ / kr $ / kr ¥ / kr £ / kr € / kr	Dec. 31, 2019 SEK (kr) $ / kr ฿ / kr $ / kr ¥ / kr £ / kr € / kr
EUR
Risk information
Exchange rate | € / kr	10.0181	10.4474
Share at year-end (as a %)	1.00%	1.00%
Currency position	kr (189)	kr (160)
USD
Risk information
Exchange rate | $ / kr	8.1739	9.3283
Share at year-end (as a %)	1.00%	2.00%
Currency position	kr (148)	kr 318
JPY
Risk information
Exchange rate | ¥ / kr	0.0793	0.0857
Share at year-end (as a %)	0.00%	1.00%
Currency position	kr (89)	kr (115)
GBP
Risk information
Exchange rate | £ / kr	11.1683	12.2457
Share at year-end (as a %)	0.00%	0.00%
Currency position	kr (68)	kr (87)
MXN
Risk information
Exchange rate | $ / kr	0.4117	0.4947
Share at year-end (as a %)	1.00%	0.00%
Currency position	kr (123)	kr (86)
THB
Risk information
Exchange rate | ฿ / kr	0.2727	0.3118
Share at year-end (as a %)	0.00%	1.00%
Currency position	kr (60)	kr (109)
Other currencies
Risk information
Share at year-end (as a %)	0.00%	0.00%
Currency position	kr (12)	kr (16)
Foreign currencies
Risk information
Share at year-end (as a %)	3.00%	5.00%
Currency position	kr (569)	kr (255)
Currency positions excluding unrealized changes in fair value	kr (48)	kr 5